Supplemental Oil and Gas Information (Unaudited) - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 Bcfe	Dec. 31, 2012 Bcfe
Supplemental Oil And Gas Reserve Information [Line Items]
Percent of discount factor to proved reserves	10.00%
Percentage of estimated proved reserves	86.00%
Multiple acquisitions	561.7	224.2
Wyoming Acquisition [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Multiple acquisitions, Largest acquisition	497.2
Eagle Ford Acquisition [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Multiple acquisitions	45.0
Goodrich [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Multiple acquisitions, Largest acquisition		148.9
Stanolind revolving credit facility [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Multiple acquisitions		43.6
Menemsha [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Multiple acquisitions, Largest acquisition		23.9
Propel [Member]
Supplemental Oil And Gas Reserve Information [Line Items]
Divestiture of Oil and Gas Properties		19.0